Basis of Presentation (Details Narrative)				3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 20, 2025 USD ($) $ / shares shares	Apr. 11, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jul. 20, 2025 $ / shares
Property, Plant and Equipment [Line Items]
Net transaction losses related to currency exchange rates				$ 6,000	$ 10,000	$ 7,000		$ 21,000	$ 38,000		$ 6,000
Accumulated deficit			$ 39,566,000	34,900,000		34,900,000	$ 34,900,000		39,566,000	$ 39,566,000	$ 36,050,000
Working capital			10,600,000	9,600,000		9,600,000	$ 9,600,000		10,600,000	$ 10,600,000
Purchase price of common share, price per share | (per share)	$ 0.19406											$ 0.26625
Gross proceeds	$ 5,000,000.0
Exercise price per share | $ / shares							$ 0.355			$ 0.355
Minimum [Member]
Property, Plant and Equipment [Line Items]
Additional capital expenditures				1,000,000.0		1,000,000.0	$ 1,000,000.0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Purchase price of additional common share units amount						2,000,000.0			2,000,000.0
Additional capital expenditures				$ 10,000,000.0		10,000,000.0	$ 10,000,000.0
Purchase price of additional common share | shares	25,765,259
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Purchase price of additional common share units amount		$ 700,000	$ 7,600,000			$ 5,700,000			$ 16,800,000